UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite PH2

Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

New Alternatives Fund, Inc.

150 Broadhollow Road Suite PH 02

Melville, New York 11747

1-800-423-8383 or 631-423-7373

Fund’s Investment Company Act file number:	811 - 3278
Fund’s name as specified on its charter:	New Alternatives Fund, Inc.
Date of fiscal year end:	December 31
Date of reporting period:	07/01/11 – 06/30/12

Name of Security:     TrustPower Ltd.

Ticker:	TPW.NZ	Cusip or Sedol Number:	Q9239W105
		Meeting Type:	Annual
Rec. Date:	06/27/11	Meeting Date:	07/28/11

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. To authorize the Directors to fix the fees and expenses of PricewaterhouseCoopers as auditors of the Company for the ensuing year	For	For	Issuer
2. To re-elect Mr. M Bogoievski as a Director of the Company	For	For	Issuer
3. To re-elect Mr. GJC Swier as a Director of the Company	For	For	Issuer
4. To re-elect Mr. MJ Cooney as a Director of the Company	For	For	Issuer

5.      That acquisitions by the Company of up to an aggregate of 5 million of the Company’s shares being less than 2% of the total number of its shares, by way of offers made through NZK’s order matching market during the period of thirty-six months following the annual meeting be approved

	For	For	Issuer

6.      That the total Directors’ fees be maintained at the amount of NZD660,000 per annum payable to Directors taken together payable in whole or in part by way of an issue or ordinary shares in the Company

	For	For	Issuer
7. That the Company be authorized to raise finance through the issue of further series of bonds	For	For	Issuer

Name of Security: Sims Metal Management Limited

Ticker:	SMS	Cusip or Sedol Number:	829160100
		Meeting Type:	Annual
Rec. Date:	10/17/11	Meeting Date:	11/10/11

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Re-election or Director – Gerald E. Morris BA independent non-executive Director	For	For	Board of Directors
2. Re-election or Director – Norman R. Bobins BS, MBA independent non-executive Director	For	For	Board of Directors
3. Re-election or Director – Mrs Heather Ridout, BEC independent non-executive Director	For	For	Board of Directors
4. Re-election or Director – John T. Dilacqua MBA independent non-executive Director	For	For	Board of Directors
5. Participation in the Sims Metal Management limited long-term incentive plan by Mr. Daniel Dienst	For	Abstain	Board of Directors
6. Remuneration report	For	Abstain	Board of Directors

Name of Security: Johnson Controls, Inc.

Ticker:	JCI	Cusip or Sedol Number:	478366107
		Meeting Type:	Annual
Rec. Date:	11/17/11	Meeting Date:	01/25/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director Nominees
Dennis W. Archer	For	For	Board of Directors
Mark P. Vergnano	For	For	Board of Directors
Richard Goodman	For	For	Board of Directors
2. Ratification of PriceWaterhouseCoopers as independent auditors for 2012	For	For	Board of Directors
3. Advisory vote on compensation of our named executive officers	For	For	Board of Directors
4. Consideration of a shareholder proposal to declassify the Board of Directors	Against	Abstain	Shareholder

Name of Security: Atmos Energy Corporation

Ticker:	ATO	Cusip or Sedol Number:	049560105
		Meeting Type:	Annual
Rec. Date:	12/12/11	Meeting Date:	02/08/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1A. Election of Director: Kim R. Cocklin	For	For	Board of Directors
1B. Election of Director: Richard W. Douglas	For	For	Board of Directors
1C. Election of Director: Ruben E. Esquivel	For	For	Board of Directors
1D. Election of Director: Richard K. Gordon	For	For	Board of Directors
1E. Election of Director: Thomas C. Meredith	For	For	Board of Directors
1F. Election of Director: Nancy K. Quinn	For	For	Board of Directors
1G. Election of Director: Stephen R. Springer	For	For	Board of Directors
1H. Election of Director: Richard Ware II	For	For	Board of Directors
02. Proposal to ratify appointment of Ernst & Young LLP as the independent public accounting firm for fiscal 2012.	For	For	Audit Committee & Board of Directors
03. Proposal for an advisory vote by shareholders to approve the compensation of the Company’s named executive officers for fiscal 2011 (“say on pay”).	For	For	Board of Directors

Name of Security: WGL Holdings, Inc.

Ticker:	WGL	Cusip or Sedol Number:	92924F106
		Meeting Type:	Annual
Rec. Date:	01/03/12	Meeting Date:	03/01/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director Nominees Election	For	For All	Governance
		Nominees	Committee of
Board of Directors
2. Proposal to ratify the appointment of Deloitte & Touche LLP as independent public accountants for fiscal year 2012	For	For	Audit Committee of
Board of Directors
3. Proposal to re-approve the WGL Holdings omnibus incentive compensation plan	For	Abstain	Board of Directors
4. Proposal to approve, by non-binding vote, compensation paid to certain executive officers	For	Abstain	Board of Directors
5. Proposal to provide cumulative voting in the election of directors	Against	Abstain	Shareholder

Name of Security: Vestas Wind Systems A/S

Ticker:	VWS.CO	Cusip or Sedol Number:	K9773J128
		Meeting Type:	Annual General Meeting
Rec. Date:	03/22/12	Meeting Date:	03/29/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Report of the Board of Directors	None	None	Board of Directors
2. Presentation and adoption of the annual report	For	For	Board of Directors
3. Resolution for the allocation of the result of the year	For	For	Board of Directors
4.a Election of Bert Nordberg as Board member	For	For	Board of Directors
4.b Re-election of Carsten Bjerg as Board member	For	For	Board of Directors
4.c Election of Eija Pitkanen as Board member	For	For	Board of Directors
4.d Re-election of Hakan Eriksson as Board member	For	For	Board of Directors
4.e Re-election of Jorgen Huno Rasmussen as Board member	For	For	Board of Directors
4.f Re-election of Jorn Ankaer Thomsen as Board member	For	For	Board of Directors
4.g Re-election of Kurt Anker Nielsen as Board member	For	For	Board of Directors
4.h Election of Lars Josefsson as Board member	For	For	Board of Directors
5. Presentation and adoption of the remuneration of the Board of Directors for the financial year 2012	For	For	Board of Directors
6. Reappointment of PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab as the Company’s auditor	For	For	Board of Directors
7.1 Proposal from the Board of Directors: Amendment to the Article of Associations Article 8 (1) (the size of the Board of Directors)	For	For	Board of Directors
7.2 Proposal from the Board of Directors: Authorization for the Board of Directors to let the Company acquire treasury shares	For	For	Board of Directors

Name of Security: Abengoa SA

Ticker:	ABG.MC	Cusip or Sedol Number:	E0002V179001
		Meeting Type:	Ordinary General Meeting
Rec. Date:	03/23/12	Meeting Date:	03/31/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:

1.1    Review and approve Annual Accounts and Management Report of the Company and its Consolidated Group, as well as the performance and the remuneration of the Board of Directors all with reference to the fiscal year 2011

	For	For	Board of Directors
1.2 Approve the Annual Accounts for the fiscal year 2011	For	For	Board of Directors
1.3 Approve the performance and remuneration of the Board for the fiscal year 2011	For	For	Board of Directors
2.1 Approve the application of profits for the fiscal year 2011 with distribution of a dividend	For	For	Board of Directors
2.2 Grant powers to file the Annual Accounts and Management Report of the Company with the relevant bodies.	For	For	Board of Directors
3.1 Re-elect Alicia Velarde Valiente as Director	For	For	Board of Directors
3.2 Ratify Co-option of and Elect Ricardo Martinez Rico as Director	For	For	Board of Directors
3.3 Ratify Co-option of and Elect Claudio Santiago Ponsa as Director	For	For	Board of Directors
4. Appointment or reappointment, as case may be, of Auditors of the Company and its Consolidated Group	For	For	Board of Directors
5. Amend the General Meeting regulations, bringing them into line with the Act 25.2011	For	For	Board of Directors
6. Special report concerning the remuneration policy for the members of the Board	For	For	Board of Directors
7. Grant the Board of Directors the authority to increase the Corporate Capital by issuing new shares of the existing series A, B, or C	For	For	Board of Directors
8. Grant the Board of Directors the powers to issue bonds and other similar securities, equities and fixed income, either straight or secured, into shares	For	For	Board of Directors
9. Grant the Board of Directors the authority to carry out the derivative acquisition of own shares	For	For	Board of Directors
10. Delegation of powers to the Board for the construction, rectification, execution and recording of the resolutions adopted	For	For	Board of Directors
11. Write up the minutes of the proceedings by any of the methods provided by law	For	For	Board of Directors

Name of Security: FuelCell Energy, Inc.

Ticker:	FCEL	Cusip or Sedol Number:	35952H106
		Meeting Type:	Annual
Rec. Date:	02/13/12	Meeting Date:	04/05/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director Nominees:
Arthur A. Bottone	For	For	Nominating & Corporate
Governance Committee
Richard A. Bromley	For	For	Nominating & Corporate
Governance Committee
J. H. England	For	For	Nominating & Corporate
Governance Committee
James D. Gerson	For	For	Nominating & Corporate
Governance Committee
William A. Lawson	For	For	Nominating & Corporate
Governance Committee
John A. Rolls	For	For	Nominating & Corporate
Governance Committee
Togo Dennis West, Jr.	For	For	Nominating & Corporate
Governance Committee
2. To ratify the selection of the independent registered public accounting firm for fiscal 2012.	For	For	Audit & Finance Committee
3. To amend the FuelCell Energy, Inc. 2010 equity incentive plan.	For	Abstain	Board of Directors
4. To amend the FuelCell Energy, Inc. Articles of Incorporation increasing its authorized common stock from 225,000,000 to 275,000,000 shares.	For	Abstain	Board of Directors

Name of Security: EDP Renovaveis, SA, Oviedo

Ticker:	EDPR.LS	Cusip or Sedol Number:	E3847K101
		Meeting Type:	Annual
Rec. Date:	04/05/12	Meeting Date:	04/12/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Review and approval of individual annual accounts of EDP Renovaveis, SA for the fiscal year ended on December 31, 2011	For	For	Board of Directors
2. Review and approval of the proposed application of results for the fiscal year ended December 31, 2011	For	For	Board of Directors
3. Review and approval of individual management report of EDP Renovaveis, SA the consolidated management report, and the corporate governance report, for the fiscal year ended December 31, 2011	For	For	Board of Directors
4. Review and approval of the management conducted by the board of directors during the fiscal year ended December 31, 2011	For	For	Board of Directors
5. Approval of the remuneration policies for the managers of the company	For	For	Board of Directors
6. Re-election as auditors of EDP Renovaveis, SA of KPMG auditors for the year 2012	For	For	Board of Directors
7. Delegation of powers to the formalization and implementation of all resolutions adopted at the general shareholders meeting in order to obtain appropriate registrations	For	For	Board of Directors

Name of Security: A.O. Smith Corporation

Ticker:	AOS	Cusip or Sedol Number:	831865209
		Meeting Type:	Annual
Rec. Date:	02/17/12	Meeting Date:	04/16/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director Nominees:
Gloster B. Current, Jr.	For	For	Nominating & Corporate
Governance Committee
William P. Greubel	For	For	Nominating & Corporate
Governance Committee
Idelle K. Wolf	For	For	Nominating & Corporate
Governance Committee
Gene C. Wulf	For	For	Nominating & Corporate
Governance Committee
2. Proposal to approve by non-binding advisory vote, the compensation of our named executive officers.	For	For	Personnel and Compensation Committee of Board of Directors
3. Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the corporation.	For	For	Audit Committee of Board of Directors
4. To approve the performance goals and related matters under the A.O. Smith combined compensation plan.	For	Abstain	Board of Directors

Name of Security: Owens Corning

Ticker:	OC	Cusip or Sedol Number:	690742101
		Meeting Type:	Annual
Rec. Date:	02/21/12	Meeting Date:	04/19/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director Nominees Election	For	For All
		Nominees	Board of Directors
2. To ratifiy the selection of PriceWaterhouseCoopers LLP as our independent registered public accounting firm for 2012.	For	For	Audit Committee of Board of Directors
3. To approve, on an advisory basis, named executive officer compensation.	For	For	Compensation Committee of Board of Directors

Name of Security: South Jersey Industries, Inc.

Ticker:	SJI	Cusip or Sedol Number:	838518108
		Meeting Type:	Annual
Rec. Date:	02/27/12	Meeting Date:	04/20/12

Agenda Item Description

		How	Initiated
Proxy Item Proposals:	Mgt Rec.:	Voted:	By:
1. Director Nominees Election	For	For All Nominees	Governance Committee of Board of Directors
2. To approve the nonbinding advisory vote on executive compensation.	For	For	Compensation Committee of Board of Directors
3. To approve the executive management incentive compensation plan.	For	Abstain	Compensation Committee of Board of Directors
4. To approve the South Jersey Industries 1997 stock-based compensation plan.	For	Abstain	Compensation Committee of Board of Directors
5. To ratify appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2012.	For	For	Audit Committee of Board of Directors

Name of Security: Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Annual
Rec. Date:	04/04/12	Meeting Date:	04/23/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
E1. Approval of CODEC reports 194/2011 and 21/2012	For	For	Board of Directors
E2. Amendment of SABESP’s bylaws	For	For	Board of Directors
A1. Examination of annual management report for fiscal year ended December 31, 2011	For	For	Board of Directors
A2. Resolve on the allocation of net income for fiscal year 2011	For	For	Board of Directors
A3. Election of the members of the Board of Directors and the sitting and alternate members of the fiscal council, and establishment of their compensation	For	For	Board of Directors

Name of Security: Hafslund ASA, OSLO

Ticker:	HNA.OL	Cusip or Sedol Number:	R28315126001
		Meeting Type:	Annual General
Rec. Date:	04/19/12	Meeting Date:	04/24/12

Agenda Item Description

		How	Initiated
Proxy Item Proposals:	Mgt Rec.:	Voted:	By:
1. Opening of meeting and election of meeting chairman	For	For	Board of Directors
2. Establishment of list of attending shareholders	For	For	Board of Directors
3. Approval of notice of meeting and agenda	For	For	Board of Directors
4. Election of two shareholders to sign the minutes together with the meeting chairman	For	For	Board of Directors
5. Review of 2011 financial statements	For	For	Board of Directors
6a. Adoption of the annual financial statements and Board of Directors’ Report for Hafslund ASA and Hafslund Group	For	For	Board of Directors
6b. Approval of allocation of result for the year for Hafslund ASA, including the distribution of dividends for Hafslund ASA	For	For	Board of Directors
7. Grant of power of attorney to the board for acquisition of company’s own shares	For	For	Board of Directors
8. The board’s statement on establishment of salaries and other remuneration for executive employees	For	For	Board of Directors
9. Election of board members	For	For	Nomination Committee
10. Establishment of remuneration of board members and deputy members	For	For	Nomination Committee
11. Election of members to nomination committee, and chairman of the nomination committee	For	For	Board of Directors
12. Establishment of remuneration of members of nomination committee	For	For	Board of Directors
13. Approval of auditor’s remuneration	For	For	Board of Directors

Name of Security: Hyflux Ltd

Ticker:	600.SI	Cusip or Sedol Number:	Y3817K105
		Meeting Type:	Annual General Meeting
Rec. Date:	02/22/12	Meeting Date:	04/26/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. To receive and adopt Director’s Report and the Audited Accounts for the year ended 31 December 2011 together with the Auditors’ Report thereon	For	For	Board of Directors
2. To declare a final dividend of 2.1 Singapore cents per ordinary share for the year ended 31 December 2011	For	For	Board of Directors
3. To re-elect Mr. Teo Kiang Kok who retires in accordance with Article 89 of the Company’s Articles of Association and who, being eligible, offers himself for re-election	For	For	Board of Directors
4. To re-elect Mr. Christopher Murugasu who retires in accordance with Article 89 of the Company’s Articles of Association and who, being eligible, offers himself for re-election	For	For	Board of Directors
5. To re-elect Mr. Gary Kee Eng Kwee who retires in accordance with Article 88 of the Company’s Articles of Association and who, being eligible, offers himself for re-election	For	For	Board of Directors
6. To re-elect Mr. Simon Tay who retires in accordance with Article 88 of the Company’s Articles of Association and who, being eligible, offers himself for re-election	For	For	Board of Directors
7. To approve the payment of Directors’ fees of SGD 540,795 for the year ended 31 December 2011	For	For	Board of Directors
8. To re-appoint Messrs KPMG LLP as external auditors and to authorize the Directors to fix their remuneration	For	For	Board of Directors

9.      That the Directors be authorized and empowered to issue shares in the Company, and/or make or grant offers, agreements or options that might or would require shares to be issued, issue shares in pursuance of any Instruments made or granted by the Directors while this Resolution was in force

	For	For	Board of Directors
10. That authority be and is hereby given to Directors to allot and issue preference shares, and/or make or grant offers, agreements or options that might or would require preference shares	For	For	Board of Directors

11.    That the Directors be authorized and empowered to offer, grant, allot and issue options in accordance with the Hyflux Employees’ Share Option Scheme of 2011 and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted by the Company under the 2011 Scheme

	For	For	Board of Directors
12. That the Directors of the Company be and are hereby authorized to make purchases of issued and fully-paid ordinary shares in the capital of the Company from time to time	For	For	Board of Directors

Name of Security: Koninklijke Philips Electronics N.V.

Ticker:	PHG	Cusip or Sedol Number:	500472303
		Meeting Type:	Annual
Rec. Date:	03/15/12	Meeting Date:	04/26/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
2A. Adoption of the 2011 financial statements	For	For	Board of Management
2C. Adoption of a dividend of EUR 0.75 per common share in cash or shares, at the option of the shareholder, against the retained earnings	For	For	Board of Management
2D. Discharge of Board of Management for their responsibilities	For	For	Board of Management
2E. Discharge of Supervisory Board for their responsibilities	For	For	Board of Management
3A. Re-appointment of Mr. E. Kist as a member of the Supervisory Board of the Compay with effect from April 26, 2012	For	For	Supervisory Board
3B. Appointment of Ms N. Dhawan as a member of the Supervisory Board of the Company with effect from April 26, 2012	For	For	Supervisory Board

4A.   Authorization of the Board of Management for a period of 18 months, per April 26, 2012, as the body which is authorized, with the approval of the Supervisory Board, to issue shares or grant rights to acquire shares within the limits laid down in the Articles of Association of the Company

	For	For	Board of Management

4B.   Authorization of the Board of Management for a period of 18 months, per April 26, 2012, as the body which is authorized, with the approval of the Supervisory Board, to restrict or exclude the pre-emption rights accruing to shareholders

	For	Abstain	Board of Management
5. Adoption of the cancellation of shares in the share capital of the company repurchased or to be repurchased under the share repurchase program	For	For	Board of Management

6.      Authorization of the Board of Management for a period of 18 months, per April 26, 2012, within the limits of the law and the Articles of Association, to acquire, with the approval of the Supervisory Board, shares in the Company pursuant to and subject to the limitations set forth in the agenda attached hereto

	For	For	Board of Management

Name of Security: Schneider Electric SA

Ticker:	SU.PA	Cusip or Sedol Number:	F86921107001
		Meeting Type:	MIX
Rec. Date:	04/26/12	Meeting Date:	05/03/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Approval of corporate financial statements for the financial year 2011	For	For	Management Board
2. Approval of consolidated financial statements for the financial year 2011	For	For	Management Board
3. Allocation of income for the financial year and setting the dividend	For	For	Management Board
4. Approval of regulated agreements and commitments concluded in 2012 relating to benefits supplementary pension plan applicable to Executive Board members	For	For	Management Board
5. Approval of regulated agreements and commitments relating to the status of Mr. Jean-Pascal Tricoire	For	For	Supervisory Board
6. Renewal of term of Mr. Leo Apotheker as Supervisory Board member	For	For	Supervisory Board
7. Ratification of the cooptation and appointment of Mr. Xavier Fontanet as Supervisory Board member	For	For	Supervisory Board
8. Renewal of term of Mr. Jerome Gallot as Supervisory Board member	For	For	Supervisory Board
9. Renewal of term of Mr. Willy Kissling as Supervisory Board member	For	For	Supervisory Board
10. Renewal of term of Mr. Henri Lachmann as Supervisory Board member	For	For	Supervisory Board
11. Renewal of term of Mr. Rick Thoman as Supervisory Board member	For	For	Supervisory Board
12. Appointment of Mr. Manfred Brill as Supervisory Board member, representative of employee shareholders	For	For	Supervisory Board
13. Renewal of term of Mr. Claude Briquet as Supervisory Board member, representative of employee shareholders	For	For	Supervisory Board
14. Appointment of Mr. Magali Herbaut as Supervisory Board member, representative of employee shareholders	For	For	Supervisory Board
15. Appointment of Mr. Thierry Jacquet as Supervisory Board member, representative of employee shareholders	For	For	Supervisory Board
16. Authorization granted to the Company to purchase its own shares: maximum purchase price is EUR 75	For	For	Management Board
E17. Capital increase reserved for a class of beneficiaries: for employees of foreign companies of the Group	For	For	Management Board
E18. Powers to carry out all legal formalities	For	For	Management Board

Name of Security: Ormat Technologies, Inc.

Ticker:	ORA	Cusip or Sedol Number:	686688102
		Meeting Type:	Annual
Rec. Date:	03/19/12	Meeting Date:	05/08/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director Nominees:
Yehudit Bronicki	For	For	Board of Directors
Robert F. Clarke	For	For	Board of Directors
David Wagner	For	For	Board of Directors
2. To approve the Ormat Technologies 2012 incentive compensation plan.	For	Abstain	Board of Directors
3. To ratify selection of PricewaterhouseCoopers LLP as independent auditors of the company for its fiscal year ending December 31, 2012.	For	For	Audit Committee & Board of Directors

Name of Security: Aqua America, Inc.

Ticker:	WTR	Cusip or Sedol Number:	03836W103
		Meeting Type:	Annual
Rec. Date:	03/12/12	Meeting Date:	05/10/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Director nominees:
Nick Debenedictis	For	For	Corporate Governance Committee
Richard Glanton	For	For	Corporate Governance Committee
Lon Greenberg	For	For	Corporate Governance Committee
Wendell Holland	For	For	Corporate Governance Committee
2. To consider and take action on the ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2012 fiscal year.	For	For	Audit Committee of Board of Directors
3. To consider and take action on an amendment to the company’s Articles of Incorporation to declassify the Board of Directors and to provide for the transition to the annual election of directors.	For	Abstain	Board of Directors
4. To consider and take action on the company’s 2012 employee stock purchase plan.	For	For	Board of Directors
5. To consider and take action on an advisory vote on the company’s executive compensation programs.	For	Abstain	Compensation Committee of Board of Directors

6.      To consider and take action on a shareholder proposal requesting that the Board of Directors create a comprehensive policy articulating the company’s respect for and commitment to the human right to water, if properly presented at the meeting.

	Against	For	Shareholder

Name of Security: WaterFurnace Renewable Energy Inc.

Ticker:	WFI.TO	Cusip or Sedol Number:	9415EQ108
		Meeting Type:	Annual
Rec. Date:	04/05/12	Meeting Date:	05/10/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Election of Thomas F. Huntington, James R. Shields, Timothy E. Shields, Thomas C. Dawson, J. David Day, Charles R. Diltz and Geoffrey W.J. Pottow	For	For	Board of Directors
2. Appointment of Grant Thornton LLP, Chartered Accountants, as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration	For	For	Board of Directors

Name of Security: Xylem Inc.

Ticker:	XYL	Cusip or Sedol Number:	98419M100
		Meeting Type:	Annual
Rec. Date:	03/16/12	Meeting Date:	05/10/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1A. Election of Director: Victoria D. Harker	For	For	Board of Directors
1B. Election of Director: Gretchen W. McClain	For	For	Board of Directors
1C. Election of Director: Markos I. Tambakeras	For	For	Board of Directors
2. Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2012.	For	For	Audit Committee
3. To approve, in a non-binding vote, the compensation of our named executive officers.	For	Abstain	Board of Directors
4. To determine whether a shareowner vote to approve the compensation of our named executive officers should occur every one, two or three years.	1 year	Abstain	Board of Directors

Name of Security: American Water Works Company, Inc.

Ticker:	AWK	Cusip or Sedol Number:	030420103
		Meeting Type:	Annual
Rec. Date:	03/19/12	Meeting Date:	05/11/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1A. Election of Director: Stephen P. Adik	For	For	Boardof Directors
1B. Election of Director: Martha Clark Goss	For	For	Boardof Directors
1C. Election of Director: Julie A. Dobson	For	For	Boardof Directors
1D. Election of Director: Richard R. Grigg	For	For	Boardof Directors
1E. Election of Director: Julia L. Johnson	For	For	Boardof Directors
1F. Election of Director: George Mackenzie	For	For	Boardof Directors
1G. Election of Director: William J. Marrazzo	For	For	Boardof Directors
1H. Election of Director: Jeffry E. Sterba	For	For	Boardof Directors
2. Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year ended December 31, 2012.	For	For	AuditCommittee of Boardof Directors
3. Advisory vote on executive compensation.	For	For	Boardof Directors
4. Stockholder proposal regarding an amendment to the company’s annual incentive plan.	Against	Abstain	Stockholder

Name of Security: Veolia Environnement

Ticker:	VE	Cusip or Sedol Number:	92334N103
		Meeting Type:	Annual
Rec. Date:	03/26/12	Meeting Date:	05/16/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Approval of company’s financial statements for the 2011 financial year.	For	For	Board of Directors
2. Approval of consolidated financial statements for the 2011 financial year.	For	For	Boardof Directors
3. Approval of the expenses and charges.	For	For	Boardof Directors
4. Allocation of income for the 2011 financial year and date of payment of dividends.	For	For	Boardof Directors
5. Option for the payment of the dividend in shares.	For	For	Boardof Directors
6. Approval of regulated agreements and undertakings.	For	For	Boardof Directors
7. Appointment of a director
(Mr. Jacques Aschenbroich).	For	For	Boardof Directors
8. Appointment of a director
(Mrs. Maryse Aulagnon).	For	For	Boardof Directors
9. Appointment of a director
(Mrs. Nathalie Rachou).	For	For	Boardof Directors
10. Appointment of a director
(Groupama SA, represented by
Mr. Georges Ralli).	For	For	Boardof Directors
11. Renewal of term of office of a director
(Mr. Serge Michel).	For	For	Boardof Directors
12. Ratification of co-opting of a director (Caisse
Des Depotset Consignations, represented by
Mr. Olivier Mareuse).	For	For	Boardof Directors
13. Authorization for the board of directors to trade in the company’s own shares.	For	For	Boardof Directors

E14.   Delegation to the Board of Directors of authority to issue shares and/or securities giving access to share capital and/or negotiable securities carrying a right to the allocation of debt securities, with preferential subscription rights.

	For	For	Boardof Directors

E15.   Delegation to the Board of Directors of authority to issue shares and/or securities giving access to share capital and/or negotiable securities carrying a right to the allocation of debt securities through public offerings, without preferential subscription rights.

	For	For	Boardof Directors

E16.   Delegation to the Board of Directors of authority to issue shares and/or securities giving access to share capital and/or negotiable securities carrying a right to the allocation of debt securities through a private placement without preferential subscription rights.

	For	For	Boardof Directors

E17.   Authorization to issue shares or securities giving access to the share capital without preferential subscription rights as consideration for contributions in kind consisting of equity securities or securities giving access to the share capital.

	For	For	Boardof Directors
E18. Delegation to the Board of Directors of authority to increase the share capital through the capitalization of premiums, reserves, profits or other items.	For	For	Boardof Directors
E19. Delegation to the Board of Directors of authority to increase the number of shares to be issued in connection with a share capital increase with or without preferential subscription rights.	For	For	Boardof Directors

E20.   Delegation to the Board of Directors of authority to issue, without preferential subscription rights, shares or securities giving access to the share capital, reserved for members of employee savings plans.

	For	For	Boardof Directors
E21. Delegation to the Board of Directors of authority to increase the share capital by issuing shares reserved for a category of beneficiaries without preferential subscription rights.	For	For	Boardof Directors
E22. Authorization for the Board of Directors to reduce the share capital by the cancellation of treasury shares.	For	For	Boardof Directors
23. Powers to carry out formalities.	For	For	Boardof Directors

Name of Security: Elecnor SA, Madrid

Ticker:	ENO.MC	Cusip or Sedol Number:	E39152181001
		Meeting Type:	Ordinary General
Rec. Date:	05/15/12	Meeting Date:	05/22/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:

1.      Examination and approval, if any, of the annual accounts and management report for the year 2011 of the Company and its consolidated group, as well as the management of the Board of Directors during financial year

	For	For	Boardof Directors
2. Application of the results for the year 2011	For	For	Boardof Directors
3. Adaptation to legislation applicable to listed companies, introduction of technical improvements and drafting and, if necessary, modification of the articles of the Bylaws of Company	For	For	Boardof Directors
4. Removal and appointment of Directors of the Company	For	Abstain	Boardof Directors
5. Adaptation to Capital Companies Act, introduction of technical improvements and drafting and, if necessary, modification of the Preamble and Articles of the General Meeting of shareholders	For	For	Boardof Directors
6. Making knowledge of the amendments to the Rules of the Board of Directors of the Company	For	For	Boardof Directors
7. Approval and ratification of the corporate website of the Company	For	For	Boardof Directors
8. Authorization to the Board of Directors for acquisition of shares of the Company	For	For	Boardof Directors
9. Appointment and re-election of the auditors of the Company and its consolidated group for the year 2012	For	For	Boardof Directors
10. Submission to the Annual Report advisory vote on the Remuneration of Directors	For	For	Boardof Directors
11. Delegation of authority for the formalization of the agreements reached and adopted at the Companies Registry	For	For	Boardof Directors
12. Any other business	Abstain	Abstain	Boardof Directors
13. Approval of the Minutes of the Board	For	For	Boardof Directors

Name of Security: SMA Solar Technology AG, Niestetal

Ticker:	S92.DE	Cusip or Sedol Number:	D7008K108
		Meeting Type:	Annual General Meeting
Rec. Date:	04/30//12	Meeting Date:	05/22/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Receive financial statements and statutory reports for fiscal 2011	None	None	Board of Directors
2. Approve allocation of income and dividends of EUR 1.30 per share	For	For	Board of Directors
3.A Approve discharge of management board member Guenther Cramer for fiscal 2011	For	For	Board of Directors
3.B Approve discharge of management board member Peter Drews for fiscal 2011	For	For	Board of Directors
3.C Approve discharge of management board member Roland Grebe for fiscal 2011	For	For	Board of Directors
3.D Approve discharge of management board member Pierre-Pascal Urbon for fiscal 2011	For	For	Board of Directors
3.E Approve discharge of management board member Marko Werner for fiscal 2011	For	For	Board of Directors
3.F Approve discharge of management board member Juergen Dolle for fiscal 2011	For	For	Board of Directors
3.G Approve discharge of management board member Uwe Hertel for fiscal 2011	For	For	Board of Directors
4.A Approve discharge of supervisory board member Guenther Cramer for fiscal 2011	For	For	Board of Directors
4.B Approve discharge of supervisory board member Peter Drews for fiscal 2011	For	For	Board of Directors
4.C Approve discharge of supervisory board member Siegfried Drueker for fiscal 2011	For	For	Board of Directors
4.D Approve discharge of supervisory board member Erikehrentraut for fiscal 2011	For	For	Board of Directors
4.E Approve discharge of supervisory board member Guenther Haecki for fiscal 2011	For	For	Board of Directors
4.F Approve discharge of supervisory board member Johannes Haede for fiscal 2011	For	For	Board of Directors
4.G Approve discharge of supervisory board member Winfried Hoffmann for fiscal 2011	For	For	Board of Directors
4.H Approve discharge of supervisory board member Martin Hoppe-Kilpper for fiscal 2011	For	For	Board of Directors
4.I Approve discharge of supervisory board member Werner Kleinkauf for fiscal 2011	For	For	Board of Directors
4.J Approve discharge of supervisory board member Ullrich.Messmer for fiscal 2011	For	For	Board of Directors
4.K Approve discharge of supervisory board member Alexander Naujoks for fiscal 2011	For	For	Board of Directors
4.L Approve discharge of supervisory board member Joachim Schlosser for fiscal 2011	For	For	Board of Directors
4.M Approve discharge of supervisory board member Reiner Wettlaufer for fiscal 2011	For	For	Board of Directors
4.N Approve discharge of supervisory board member Mirko Zeidler for fiscal 2011	For	For	Board of Directors
5. Ratify Deloitte Touche GmbH as auditors for fiscal 2012	For	For	Board of Directors

Name of Security: Acciona SA

Ticker:	ANA.MC	Cusip or Sedol Number:	E0008Z109001
		Meeting Type:	Ordinary General
Rec. Date:	05/16/12	Meeting Date:	05/23/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Review and approval of annual financial statements of the company and its consolidated group	For	For	Board of Directors
2. Review and approval of the management performed by the board for the company and its consolidated group	For	For	Board of Directors
3. Application of results obtained during 2011	For	For	Board of Directors
4. Re-election of auditors of accounts	For	For	Board of Directors
5.1 Amendment of arts. 13, 14, 15, 20,
34 and 49	For	Abstain	Board of Directors
5.2 Amendment of arts 31.1	For	Abstain	Board of Directors
6. Amendment of arts. 7, 8, 10, 17 and 30	For	Abstain	Board of Directors
7. Re-appointment of the board	For	For	Board of Directors
8. Approval of the awarding of own shares and call options to the board as a part of their remuneration	For	For	Board of Directors
9. Reduction of capital share by redempted shares	For	For	Board of Directors
10. Authorization to the board for the acquisition of own shares	For	For	Board of Directors
11. Ratification of the corporate website	For	For	Board of Directors
12. Delegation of powers	For	For	Board of Directors
13. Review and approval of the sustainability report of 2011	For	For	Board of Directors
14. Consultative report on the renumeration policy of the board	For	For	Board of Directors

Name of Security: First Solar, Inc.

Ticker:	FSLR	Cusip or Sedol Number:	336433107
		Meeting Type:	Annual
Rec. Date:	04/05/12	Meeting Date:	05/23/12

Agenda Item Description

		How	Initiated
Proxy Item Proposals:	Mgt Rec.:	Voted:	By:
1. Director Nominees:
Michael J. Ahearn	For	For	Nominating & Governance Committee
Richard D. Chapman	For	For	Nominating & Governance Committee
George A. Hambro	For	For	Nominating & Governance Committee
Craig Kennedy	For	For	Nominating & Governance Committee
James F. Nolan	For	For	Nominating & Governance Committee
William J. Post	For	For	Nominating & Governance Committee
J. Thomas Presby	For	For	Nominating & Governance Committee
Paul H. Stebbins	For	For	Nominating & Governance Committee
Michael Sweeney	For	For	Nominating & Governance Committee
2. Ratification of the appointment of
PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending December 31, 2012.	For	For	Audit Committee of Board of Directors
3. Stockholder proposal regarding majority voting standard.	Against	Abstain	Shareholder
4. Stockholder proposal regarding board diversity.	Against	For	Shareholder

Name of Security: ITC Holdings Corp.

Ticker:	ITC	Cusip or Sedol Number:	465685105
		Meeting Type:	Annual
Rec. Date:	04/02/12	Meeting Date:	05/23/12

Agenda Item Description

		How	Initiated
Proxy Item Proposals:	Mgt Rec.:	Voted:	By:
1. Director Nominees:
Christopher H. Franklin	For	For	Nominating/Corporate
Governance Committee
Edward G. Jepsen	For	For	Nominating/Corporate
Governance Committee
Richard D. McLellan	For	For	Nominating/Corporate
Governance Committee
William J. Museler	For	For	Nominating/Corporate
Governance Committee
Hazel R. O’Leary	For	For	Nominating/Corporate
Governance Committee
M. Michael Rounds	For	For	Nominating/Corporate
Governance Committee
G. Bennett Stewart III	For	For	Nominating/Corporate
Governance Committee
Lee C. Stewart	For	For	Nominating/Corporate
Governance Committee
J.C. Watts, Jr.	For	For	Nominating/Corporate
Governance Committee
Joseph L. Welch	For	For	Nominating/Corporate
Governance Committee
2. To approve, by non-binding vote,executive compensation.	For	For	Compensation Committee
3. Ratification of appointment of Deloitte & Touche LLP as independent registered public accountants for 2012.	For	For	Audit and Finance Committee of Board of Directors

Name of Security: Algonquin Power & Utilities Corp.

Ticker:	AQN.TO	Cusip or Sedol Number:	015857105
		Meeting Type:	Annual
Rec. Date:	05/17/12	Meeting Date:	06/19/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. The re-appointment of KPMG LLP, chartered accountants, as auditors of the Corporation and authorizing Directors of Corporation to fix remuneration of auditors	For	For	Board of Directors
2. Director Nominees:
Christopher Ball	For	For	Board of Directors
Christopher Huskilson	For	For	Board of Directors
Christopher Jarratt	For	For	Board of Directors
Kenneth Moore	For	For	Board of Directors
Ian Robertson	For	For	Board of Directors
George Steeves	For	For	Board of Directors
3. A resolution to approve transactions proposed with Emera, to the extent that any one or more of such transactions may result in Emera holding 20% or more of the corporation’s outstanding shares	For	For	Board of Directors
4. The advisory resolution to accept the approach to executive compensation	For	For	Board of Directors

Name of Security: Kyocera Corporation

Ticker:	KYO	Cusip or Sedol Number:	501556203
		Meeting Type:	Annual
Rec. Date:	03/30/12	Meeting Date:	06/27/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1 Approval of disposition of surplus.	For	For	Issuer
2 Partial amendments to the Articles of Incorporation.	For	For	Issuer
3.1 Election of Ken Ishii as a Director.	For	For	Issuer
3.2 Election of John S. Rigby as a Director.	For	For	Issuer
4.1 Election of Osamu Nishieda as a Corporate Auditor.	For	For	Issuer
4.2 Election of Yoshinori Yasuda as a Corporate Auditor.	For	For	Issuer
4.3 Election of Nichimu Inada as a Corporate Auditor.	For	For	Issuer

Name of Security: Gamesa Corporation Tecnologica SA

Ticker:	GAM.MC	Cusip or Sedol Number:	E54667113
		Meeting Type:	Ordinary General
Rec. Date:	06/21/12	Meeting Date:	06/28/12

Agenda Item Description

Proxy Item Proposals:	Mgt Rec.:	How Voted:	Initiated By:
1. Review and approval of annual financial statements of the company and its consolidated group during the period ending 31.12.11	For	For	Board of Directors
2. Review and approval of the management performed by the board for the company and its consolidated group during the period ending 31.12.2011	For	For	Board of Directors
3. Examination and approval of the corporate management for 2011	For	For	Board of Directors
4. Review and approval of the application of results and dividend distribution for 2011	For	For	Board of Directors
5. Approval of the free delivery of shares to the shareholders, capital share increase up to a maximum value of 11.250.000 EUR	For	For	Board of Directors
6. Appointment of D.Ignacio Martin as board member	For	For	Board of Directors
7. Appointment of D.Sonsoles Rubio as board member	For	For	Board of Directors
8.1 Amendment of bylaws art.18	For	For	Board of Directors
8.2 Amendment of bylaws art.19	For	For	Board of Directors
8.3 Amendment of bylaws art.22	For	For	Board of Directors
8.4 Amendment of bylaws art.28	For	For	Board of Directors
8.5 Amendment of bylaws art.37	For	For	Board of Directors
8.6 Amendment of bylaws art.40.2	For	For	Board of Directors
8.7 Amendment of bylaws art.44.3	For	For	Board of Directors
8.8 New bylaws art.48	For	For	Board of Directors
9.1 Amendment of board regulations art.8	For	For	Board of Directors
9.2 Amendment of art.12	For	For	Board of Directors
9.3 Amendment of art.15	For	For	Board of Directors
9.4 Amendment of arts.17 and 31	For	For	Board of Directors
9.5 Amendment of art.37	For	For	Board of Directors
9.6 Amendment of art.40.3	For	For	Board of Directors
10. Approval of the corporate website	For	For	Board of Directors
11. Delegation of powers	For	For	Board of Directors
12. Cumulative report on the remuneration policy of the board members	For	For	Board of Directors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date     August 7, 2012

*	Print the name and title of each signing officer under his or her signature.